Financial Risk Management - Schedule of Maturity Dates of Financial Liabilities (Detail) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	$ 61,780
Loans	526,760
Other liabilities	2,013
Accounts payable	149,880
Financial liabilities	740,433	$ 423,436	$ 239,361
0 to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	21,389
Loans	107,109
Other liabilities	1,310
Accounts payable	147,480
Financial liabilities	277,288
1 - 2 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	14,849
Loans	85,882
Other liabilities	74
Accounts payable	1,256
Financial liabilities	102,061
2 - 3 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	9,474
Loans	42,520
Other liabilities	71
Financial liabilities	52,065
3 - 4 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	5,710
Loans	28,954
Other liabilities	68
Financial liabilities	34,732
4 - 5 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	3,010
Loans	37,390
Other liabilities	54
Financial liabilities	40,454
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	7,348
Loans	224,905
Other liabilities	436
Accounts payable	1,144
Financial liabilities	$ 233,833